Other Income	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other Income [Abstract]
Other income	Note 6. Other income
	Consolidated
	December 2024	December 2023
	$	$
Net foreign exchange gain	191,487	4,383
Research & Development – tax incentive	119,925	72,496
Other income	311,412	76,879
Note 7. Other income
	Consolidated
	30 June 2024	30 June 2023
	$	$
Foreign exchange gain	3,571	54,830
Research & Development – tax incentive	143,313	263,058
Other income	146,884	317,888